Income Taxes (Details 4) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Pension and other postretirement benefits	$ 52,700	$ 0
Other employee benefit accruals	17,200	5,200
Tax loss carryforwards	18,100	14,100
Intangible assets	3,000	3,100
Other, net	1,700	8,300
Deferred tax assets subtotal	92,700	30,700
Valuation allowances	(11,700)	(14,100)
Deferred tax assets, net	80,800	16,600
Depreciation	(131,900)	(93,400)
Inventory	(3,700)	(7,600)
Deferred tax liabilities subtotal	(135,600)	(101,000)
Net deferred tax liabilities	(54,800)	(84,400)
Operating Loss Carryforwards	18,100,000
Operating Loss Carryforwards, Valuation Allowance	11,700,000
Unrecognized Tax Benefits, Gross	0	700,000	$ 8,000,000	$ 8,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	0	400,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 100,000